Cover	May 29, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 29, 2025
Entity File Number	000-56322
Entity Registrant Name	DH Enchantment, Inc.
Entity Central Index Key	0001300781
Entity Tax Identification Number	20-1415044
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Unit A, 13/F, Gee Luen Factory Building 5.
Entity Address, Address Line Two	316-318 Kwun Tong Road
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	34263798
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false